Note 15 - Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
					Minimum to be
					well capitalized
			Minimum		under prompt
			capital		corrective
	Actual		requirement		action provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
As of December 31, 2019
Common Equity Tier 1 Capital (CET1) (to Risk Weighted Assets)
Consolidated	$73,938	11.6%	$44,634	≥ 7.0%	N/A	N/A
Bank	$80,277	12.6%	$44,464	≥ 7.0%	$41,288	6.5%
Total Capital (to Risk Weighted Assets)
Consolidated	$78,069	12.2%	$66,950	≥ 10.5%	N/A	N/A
Bank	$84,493	13.3%	$66,697	≥ 10.5%	$63,521	10.0%
Tier 1 Capital (to Risk weighted Assets)
Consolidated	$73,938	11.6%	$54,198	≥ 8.5%	N/A	N/A
Bank	$80,277	12.6%	$53,992	≥ 8.5%	$50,816	8.0%
Tier 1 Capital (to Average Assets)
Consolidated	$73,938	8.9%	$33,233	≥ 4.0%	N/A	N/A
Bank	$80,277	9.3%	$34,454	≥ 4.0%	$43,068	5.0%
As of December 31, 2018
Common Equity Tier 1 Capital (CET1) (to Risk Weighted Assets)
Consolidated	$64,426	10.2%	$40,213	≥ 6.375%	N/A	N/A
Bank	$69,742	11.1%	$40,136	≥ 6.375%	$62,959	6.5%
Total Capital (to Risk Weighted Assets)
Consolidated	$67,953	10.8%	$62,290	≥ 9.875%	N/A	N/A
Bank	$73,361	11.7%	$62,172	≥ 9.875%	$62,959	10.0%
Tier 1 Capital (to Risk weighted Assets)
Consolidated	$64,426	10.2%	$49,675	≥ 7.875%	N/A	N/A
Bank	$69,742	11.1%	$49,580	≥ 7.875%	$50,367	8.0%
Tier 1 Capital (to Average Assets)
Consolidated	$64,426	8.3%	$30,875	≥ 4.0%	N/A	N/A
Bank	$69,742	8.8%	$31,745	≥ 4.0%	$39,681	5.0%